Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY
NOTE 20:-	EQUITY

a.	Effective from March 2023, the Company’s shares were split in a ratio of 1:0.712434. In addition, effective December 15, 2023, the Company’s shares were reverse split in a ratio of 10:1 As a result, all ordinary shares, options for shares, warrants to purchase ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split had been in effect as of the date of these consolidated financial statements.

c.	Composition of share capital:

	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares in thousands

Ordinary shares with no par value	142,487	11,853	142,487	8,879

d.	Movement in share capital:

1.	Issued and outstanding share capital:

Number of shares of no par value
in thousands

Balance as of January 1, 2023	8,879
Issuance of shares	2,848
Exercise of options and warrants	126

Balance as of December 31, 2023	11,853

2.	Shares issued :

1.	SPAC

As for the accounting treatment of the Reverse Recapitalization in respect of the transaction with RNER, see Note 1c above.

In February 2023, at the effective date of the Reverse Recapitalization, the Company issued 453,320 ordinary shares and 1,604,383 warrants.

2.	PIPE

On March 23, 2022, concurrently with the execution of the business combination agreement, the Company entered into the Subscription Agreements with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such PIPE Investors, an aggregate of 5,000,000 ordinary shares at $10.00 per share for gross proceeds of approximately $50,000 thousand (the “PIPE Financing”) on the Closing Date. The PIPE Financing did not consummate at closing of the Reverse Recapitalization as the PIPE Investors failed to remit payment for the shares to be purchased.

In March 2023, the Company received approximately $4,000 thousand of the $50,000 thousand in proceeds from the PIPE Financing and issued approximately 40,000 shares in respect thereof. While the Company is considering possible alternatives in order to pursue the majority of the remaining funds committed as a part of the PIPE investment from the investors, it is uncertain if the Company will be able to receive the remaining PIPE funds.

3.	2022 Investors

●	In October 2022, the Company signed investment agreements with different investors for a total of 91,192 shares in the price of NIS 86.3 ($24.7) – each unit includes 1 ordinary share with no par value and one warrant with an exercise price of NIS 94.9 ($26). The warrants vested immediately upon issuance and will be exercisable for 30 months from the respective date of issuance. The aggregate amount raised through this private offering was approximately NIS 7,900 thousand ($2,250 thousand) with an issuance cost of $224 thousand. According to the terms of the investment agreement, the Company has 45 days from the closing date to issue the shares to the investors or otherwise it would need to repay it with an additional 10% interest. The actual issuance of shares took place on February 2023, and therefore as of December 31, 2022, the total investment amount was classified as a liability. The shares were issued during February 2023.

4.	Investors Settlement Agreement

In order to settle various claims by the Company past investors, several allocations were made during 2023 to such past investors. Such allocations were as follows:

●	Elyakim Shmuel Baruch Kislev – 20,000 shares (pre-split) were allocated.

●	Lior Tamar Investments – 25,000 shares (pre-split) were allocated.

5.	ELOC - Equity Line of Credit

On March 28, 2023 the Company and Dominion Capital LLC (“Dominion”), the manager of RNER’s sponsor, entered into a firm commitment for an ELOC, which is an equity line instrument whereby the Company, subject to the terms in the equity purchase agreement, may issue up to $100,000 thousand of the Company’s ordinary shares over the course of 36 months. In consideration for Dominion’s commitment to purchase the Company’s ordinary shares, upon execution of the equity purchase agreement, the Company issued to Dominion 100,000 of the Company’s ordinary shares. Expense of $1,570 thousands related to these shares was recognized within other expenses in the Company’s consolidated statements of profit and loss. As of December 31, 2023 the Company did not meet the terms in the Equity purchase agreement and no shares were issued under the equity purchase agreement.

In addition, Dominion advanced the Company an aggregate amount of $2,500 thousand upon closing of the Reverse Recapitalization, as the upfront commitment. In connection with the firm commitment for the equity line of credit, the Company and Dominion entered into a senior secured demand promissory note (the “Secured Promissory Note”) to evidence the Company’s obligation to repay the equity line of credit commitment. The Secured Promissory Note will bear interest at a rate of 10% per annum and is due on demand. The Company failed to meet the contractual terms of the Secured Promissory Note. As a result, the Company is required to pay Dominion an interest rate of 24% immediately.

6.	Lind

During November and December 2023, pursuant to Lind SPA as described in Note 17(1)(a) Lind converted an aggregated amount of $4,800 thousand into 2,215,373 ordinary shares.

7.	Accredited Investors

During 2023, pursuant to Accredited Investor Notes as described in Note 17(1)(c) certain Accredited Investors converted an aggregated amount of $1,300 thousand into 1,150,217 ordinary shares.

8.	Warrants exercise

During the year ended December 31, 2023, 13,001 warrants were exercised into 13,001 ordinary shares of the Company for total consideration of $233 thousand.

c.	Rights attached to shares:

i.	Quoted on the TASE. As of March 1, 2023, the Company began trading on NASDAQ.

ii.	Voting rights at the general meeting, right to receive a dividend and rights upon liquidation of the Company.

d.	Warrants classified as equity:

The Company has 1,507,231 registered and outstanding warrants that are exercisable into 1,507,231 ordinary shares of NIS no par value each for an average exercise increment of $22.32. These warrants are classified in equity.

During the year ended December 31, 2023, 13,000 warrants were exercised into 13,000 ordinary shares for a total consideration of $234 thousand.

e.	Treasury shares - Company shares held by the Company:

The interests of the Company in the Company’s shares are as follows:

	December 31,
	2023	2022
	%

% of issued share capital	0.54	1.0

f.	Capital management in the Company:

The Company’s capital management objectives are:

1.	To preserve the Group’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by pricing of products and services that is adjusted to the level of risk in the Group’s business activity.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions and risk characteristics of its activity and its current and future liquidity constraints. To maintain or adjust the required capital structure, the Company may apply various measures such as adjust the dividend payment to shareholders, raise capital by way of issue of shares, capital purchases from shareholders and disposal of assets to reduce its debts.